Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (13,125)	$ (7,845)	$ (12,998)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	(80)	227	150
Issuance expenses			117
Depreciation and amortization	1,785	1,363	1,122
Impairment of goodwill and intangible assets	700	2,759	1,272
Change in financial liabilities at fair value through profit or loss	(1,644)	(2,987)	2,596
Change in financial assets at fair value through profit or loss	(43)
Interest income related to financial assets at fair value through profit or loss	(37)
Share-based payments	2,356	742	612
Loss on disposal of property and equipment	2
Interest expenses related to convertible debentures		86	92
Total adjustments	3,039	2,190	5,961
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(851)	46	304
Decrease (increase) in other receivables	184	(315)	(64)
Increase (decrease) in trade payables	945	25	(36)
Increase (decrease) in other payables	1,523	(165)	285
Increase (decrease) in deferred tax liabilities	(973)	(247)	14
Increase (decrease) in contract liabilities	50	(301)	(199)
Changes in operating asset and liability, total	878	(957)	304
Net cash used in operating activities	(9,208)	(6,612)	(6,733)
CASH FLOWS FROM INVESTING ACTIVITIES:
Business combination, net of cash acquired	(3,700)	(1,070)	(5,508)
Short-term investments	(5,844)
Right-of-use assets	(9)
Long-term deposit	(6)	(6)	(44)
Interest income related to financial assets at fair value through profit or loss	37
Repayment of restricted deposits		28	2
Proceeds from sale of property and equipment	3
Purchase of intangible assets	(204)	(100)
Purchase of property and equipment	(73)	(41)	(46)
Net cash used in investing activities	(9,796)	(1,189)	(5,596)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public and private offerings	9,750	15,020	5,052
Offering costs in connection with public and private offerings	(527)	(1,563)	(661)
Israeli Innovation Authority		(8)	(41)
Repayment of loans		(4)	(20)
Proceeds from exercise of options, warrants and pre-funded warrants	3,709	3,671	1,177
Proceeds from issuance of convertible debentures			8,232
Payment of contingent consideration	(915)	(1,600)
Repayment of convertible debentures		(680)	(470)
Payment of interest related to convertible debentures			(29)
Lease payments (interest and principal)	(275)	(126)	(128)
Net cash provided by financing activities	11,742	14,710	13,112
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,262)	6,909	783
EFFECT OF EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	73	(233)	(159)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	11,017	4,341	3,717
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,828	11,017	4,341
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Classification to equity of series B warrants			902
Conversion of convertible debenture into ordinary shares and warrants		4,778	3,199
Shares issued in a business combination	5,808		3,568
Contingent consideration assumed in a business combination		684	2,008
Acquisition of right-of-use assets	$ 198	$ 336